Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	3,772,323	3,704,732	567,775
Allowance for credit losses	(144,574)	(360,299)	(55,218)
Accounts receivable, net	3,627,749	3,344,433	512,557

Schedule of Movement of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance at the beginning of the year	24,686	94,856	144,574	22,157
Cumulative effect of adopting ASU 2016-13	—	—	72,366	11,091
Provisions	85,745	72,259	202,108	30,974
Write-offs	(15,575)	(22,541)	(58,749)	(9,004)
Balance at the end of the year	94,856	144,574	360,299	55,218